Portfolio of Investments (unaudited)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
EXCHANGE-TRADED FUND—0.8%
UNITED STATES—0.8%
USD	20,000	iShares iBoxx High Yield Corporate Bond ETF	$1,750,600
			1,750,600
		Total Exchange-Traded Funds — 0.8% (cost $1,740,044)	1,750,600

BANK LOANS—6.1%
GERMANY—3.4%
EUR	4,431	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022	4,444,718
EUR	272	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022	264,480
EUR	523	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022	509,212
EUR	174	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022	169,304
EUR	955	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022	929,020
EUR	523	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022	509,212
EUR	301	Kirk Beauty One GmbH, Zero Coupon, 08/12/2022	292,369
			7,118,315
UNITED STATES—2.7%
USD	8,330	California Resources Corporation, 12.03%, 12/31/2021 (a)	5,772,024
USD	4,000	La Paloma Generating Co., LLC, Zero Coupon, 02/20/2020 (a)(b)(c)(d)	—
			5,772,024
		Total Bank Loans — 6.1% (cost $19,458,088)	12,890,339

CORPORATE BONDS—132.7%
ARGENTINA—1.4%
USD	1,000	Telecom Argentina SA, 6.50%, 03/02/2020 (e)(f)	990,000
USD	620	Telecom Argentina SA, 8.00%, 07/18/2023 (e)(f)	606,986
USD	1,500	YPF SA, 8.50%, 03/23/2021 (e)	1,491,300
			3,088,286
AUSTRALIA—0.5%
USD	972	Mineral Resources Ltd., 8.13%, 05/01/2022 (e)(f)	1,061,910

BELGIUM—0.8%
EUR	1,474	House of Finance, 4.38%, 07/15/2022 (e)(f)	1,629,075

CANADA—2.7%
USD	2,690	Clearwater Seafoods, Inc., 6.88%, 05/01/2020 (e)(f)	2,802,092
USD	3,000	MEG Energy Corp., 7.13%, 02/01/2023 (e)(f)	2,970,930
			5,773,022
DENMARK—1.4%
USD	2,700	Danske Bank AS (fixed rate to 06/26/2025, variable thereafter), 7.00%, 06/26/2025 (e)(g)	3,007,125
			3,007,125
FRANCE—7.8%
EUR	4,800	Casino Guichard Perrachon SA, 4.50%, 12/07/2023 (e)(f)	4,844,328
EUR	3,650	Constantin Investissement 3 SASU, 5.38%, 04/15/2020 (e)(f)	4,154,867
EUR	423	La Financiere Atalian SASU, 4.00%, 05/15/2020 (e)(f)	391,722
EUR	3,017	La Financiere Atalian SASU, 5.13%, 05/15/2021 (e)(f)	2,802,277
EUR	2,656	Newco GB SAS, 8.00%, 03/02/2020 (e)(f)(h)	3,028,685
EUR	1,500	Novafives SAS, 5.00%, 06/15/2021 (e)(f)	1,434,833
			16,656,712

See Notes to Portfolio of Investments.

Aberdeen Income Credits Strategies Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
GEORGIA—0.3%
USD	526	Bank of Georgia JSC, (fixed rate to 06/28/2024, variable rate thereafter), 11.13%, 06/28/2024 (e)(g)	$560,190

GERMANY—4.2%
USD	2,800	Deutsche Bank AG (fixed rate to 12/01/2027, variable thereafter), 4.88%, 12/01/2027 (f)	2,793,672
EUR	5,600	Deutsche Bank AG, (fixed rate to 04/30/2022, variable rate thereafter), 6.00%, 04/30/2022 (e)(g)	6,179,636
			8,973,308
GHANA—1.5%
USD	3,500	Tullow Oil PLC, 6.25%, 02/10/2020 (e)(f)	3,176,250

IRELAND—0.6%
USD	1,226	C&W Senior Financing DAC, 6.88%, 09/15/2022 (e)(f)	1,316,418
			1,316,418
ISRAEL—1.8%
EUR	2,400	Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 12/01/2024 (f)	2,685,009
EUR	895	Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 10/31/2024 (e)(f)	1,062,053
			3,747,062
ITALY—2.2%
EUR	2,000	Banca Monte dei Paschi di Siena SpA, 10.50%, 07/23/2029 (e)	2,697,763
EUR	1,972	Banca Monte dei Paschi di Siena SpA, (fixed rate to 01/18/2023, variable rate thereafter), 5.38%, 01/18/2023 (e)(f)	2,025,751
			4,723,514
JAMAICA—1.2%
USD	3,988	Digicel Group One Ltd., 8.25%, 12/30/2020 (e)(f)	2,572,260

JERSEY—7.6%
GBP	7,750	AA Bond Co. Ltd., 5.50%, 02/10/2020 (e)	9,120,940
GBP	5,300	Newday Bondco PLC, 7.38%, 03/02/2020 (e)(f)	7,072,135
			16,193,075
LUXEMBOURG—12.4%
USD	1,000	Altice Finco SA, 7.63%, 03/02/2020 (e)(f)	1,040,000
USD	390	Altice Luxembourg SA, 7.63%, 03/02/2020 (e)(f)	405,483
USD	5,000	Altice Luxembourg SA, 10.50%, 05/15/2022 (e)(f)	5,781,500
USD	3,070	FAGE International SA / FAGE USA Dairy Industry, Inc., 5.63%, 08/15/2021 (e)(f)	2,847,425
EUR	3,201	Hercule Debtco Sarl, 6.75%, 03/02/2020 (e)(f)(h)	3,529,477
EUR	2,749	Kleopatra Holdings 1 SCA, 9.25%, 03/02/2020 (e)(f)(h)	1,478,463
EUR	2,528	LHMC Finco 2 Sarl, 7.25%, 04/02/2021 (e)(f)(h)	2,885,124
EUR	3,150	Monitchem HoldCo 2 SA, 9.50%, 09/15/2022 (e)(f)	3,580,844
EUR	4,300	Summer BC Holdco A Sarl, 9.25%, 10/31/2022 (e)(f)	4,936,349
			26,484,665
MEXICO—1.7%
USD	1,500	Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2021 (e)(f)	1,533,000
USD	2,000	Unifin Financiera SAB de CV, (fixed rate to 01/29/2025, variable rate thereafter), 8.88%, 01/29/2025 (e)(g)	2,029,800
			3,562,800
NETHERLANDS —9.6%
EUR	2,000	Hercule Debtco Sarl, 6.75%, 03/02/2020 (e)(f)(h)	2,205,234

See Notes to Portfolio of Investments.

Aberdeen Income Credits Strategies Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
EUR	2,000	Monitchem HoldCo 2 SA, 9.50%, 09/15/2022 (e)(f)	$2,274,439
USD	1,374	OCI NV, 5.25%, 11/01/2021 (e)(f)	1,415,220
EUR	2,900	Sigma Holdco BV, 5.75%, 05/15/2021 (e)(f)	3,248,406
EUR	2,300	Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049 (e)(g)	3,382,379
EUR	3,500	Summer BidCo BV, 9.00%, 05/15/2021 (e)(f)(h)	4,104,869
EUR	855	Summer BidCo BV, 9.00%, 05/15/2021 (e)(f)(h)	1,006,184
EUR	2,500	Swissport Financing Sarl, 9.00%, 08/15/2021 (e)(f)	2,919,490
			20,556,221
NIGERIA—1.5%
USD	2,860	IHS Netherlands Holdco BV, 8.00%, 09/18/2022 (e)(f)	3,088,800

NORWAY—0.7%
EUR	1,450	B2Holding ASA, 6.35%, 05/28/2022 (e)(f)(i)	1,543,797

REPUBLIC OF IRELAND—1.8%
GBP	2,878	Virgin Media Receivables Financing Notes II DAC, 5.75%, 02/10/2020 (e)(f)	3,897,788

SOUTH AFRICA—0.7%
USD	1,500	Liquid Telecommunications Financing PLC, 8.50%, 07/13/2020 (e)(f)	1,535,250

SWEDEN—2.4%
EUR	2,300	Unilabs Subholding AB, 5.75%, 05/15/2020 (e)(f)	2,622,772
EUR	2,200	Verisure Midholding AB, 5.75%, 02/10/2020 (e)(f)	2,498,199
			5,120,971
SWITZERLAND—0.9%
USD	2,000	Credit Suisse Group AG, (fixed rate to 01/24/2030, variable rate thereafter), 5.10%, 01/24/2030 (e)(g)	2,020,000

UKRAINE—1.5%
USD	3,000	Metinvest BV, 8.50%, 01/23/2026 (e)(f)	3,277,860

UNITED ARAB EMIRATES—1.4%
USD	3,200	Shelf Drilling Holdings Ltd., 8.25%, 02/15/2021 (e)(f)	2,976,000

UNITED KINGDOM—33.0%
GBP	2,000	Arrow Global Finance PLC, 5.13%, 02/10/2020 (e)(f)	2,683,842
GBP	1,400	Bracken MidCo1 PLC, 8.88%, 10/15/2020 (e)(f)(h)	1,895,842
EUR	713	Cabot Financial Luxembourg II SA, 6.38%, 06/14/2020 (e)(f)(i)	817,717
GBP	1,000	Cabot Financial Luxembourg SA, 7.50%, 02/10/2020 (e)(f)	1,369,834
GBP	3,329	Co-Operative Group Ltd., 11.00%, 12/18/2025	5,330,523
GBP	9,600	Dignity Finance PLC, 4.70%, 12/31/2049 (e)(j)	10,941,413
USD	8,500	EnQuest PLC, 7.00%, 02/10/2020 (e)(h)	7,416,250
GBP	477	Galaxy Bidco Ltd., 6.50%, 07/17/2022 (e)(f)	666,217
GBP	1,000	HBOS Sterling Finance Jersey LP (fixed rate to 12/09/2031, variable rate thereafter), 7.88%, 12/09/2031 (g)	2,073,620
USD	1,500	Jaguar Land Rover Automotive PLC, 4.50%, 07/01/2027 (e)(f)	1,375,500
GBP	4,500	Matalan Finance PLC, 6.75%, 03/02/2020 (e)(f)	5,413,389
GBP	1,877	Pinnacle Bidco PLC, 6.38%, 02/15/2021 (e)(f)	2,597,946
GBP	5,000	RAC Bond Co. PLC, 5.00%, 03/02/2020 (e)(f)	6,010,973
GBP	4,700	Shop Direct Funding PLC, 7.75%, 03/02/2020 (e)(f)	6,013,282
GBP	7,000	Virgin Money UK PLC, (fixed rate to 12/08/2022, variable rate thereafter), 8.00%, 12/08/2022 (e)(g)	9,852,442
GBP	4,900	Voyage Care BondCo PLC, 10.00%, 03/02/2020 (e)(f)	6,000,405
			70,459,195

See Notes to Portfolio of Investments.

Aberdeen Income Credits Strategies Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES—28.1%
USD	2,023	Adams Homes, Inc., 7.50%, 02/15/2022 (e)(f)	$2,078,633
EUR	1,330	Adient Global Holdings Ltd., 3.50%, 05/15/2024 (e)(f)	1,416,919
USD	3,000	AMC Entertainment Holdings, Inc., 5.88%, 11/15/2021 (f)	2,595,000
GBP	3,000	AMC Entertainment Holdings, Inc., 6.38%, 03/02/2020 (f)	3,755,185
USD	141	Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 04/01/2023 (e)(f)	145,054
EUR	4,200	Banff Merger Sub, Inc., 8.38%, 09/01/2021 (e)(f)	4,669,653
EUR	3,000	Bausch Health Cos. Inc., 4.50%, 03/02/2020 (e)(f)	3,346,592
USD	3,035	Cincinnati Bell, Inc., 8.00%, 10/15/2020 (e)(f)	3,222,168
USD	3,800	Consolidated Communications, Inc., 6.50%, 03/02/2020 (f)	3,626,625
USD	1,163	Cumulus Media New Holdings, Inc., 6.75%, 07/01/2022 (e)(f)	1,222,604
USD	1,000	Dresdner Funding Trust I, 8.15%, 06/30/2029 (e)(f)	1,366,250
USD	4,045	General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), 5.75%, 09/30/2027 (g)	4,071,293
USD	1,375	Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2021 (e)(f)	1,008,906
USD	548	Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2022 (e)(f)	438,400
USD	357	Nabors Industries Ltd., 7.25%, 07/15/2022 (e)(f)	356,589
USD	124	Nabors Industries, Inc., 4.63%, 09/15/2021	124,000
USD	3,190	Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2022 (e)(f)	2,982,650
USD	6,649	Qwest Capital Funding, Inc., 6.88%, 07/15/2028	6,798,603
USD	1,070	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	1,123,500
USD	5,920	Staples, Inc., 10.75%, 04/15/2022 (e)(f)	6,016,496
USD	4,720	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2020 (e)(f)	4,531,200
USD	1,320	Surgery Center Holdings, Inc., 6.75%, 07/01/2020 (e)(f)	1,343,100
USD	3,610	Tenet Healthcare Corp., 6.88%, 11/15/2031	3,727,325
			59,966,745
ZAMBIA—3.0%
USD	3,696	First Quantum Minerals Ltd., 6.88%, 03/01/2021 (e)(f)	3,566,640
USD	2,917	First Quantum Minerals Ltd., 7.25%, 03/02/2020 (e)(f)	2,896,946
			6,463,586
		Total Corporate Bonds — 132.7% (cost $279,693,605)	283,431,885

Shares or Principal Amount			Value
SHORT-TERM INVESTMENT—8.2%
UNITED STATES—8.2%
USD	17,611,846	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(k)	17,611,846
		Total Short-Term Investment — 8.2% (cost $17,611,846)	17,611,846
		Total Investments — 147.8% (cost $318,503,583)	315,684,670
		Liabilities in Excess of Other Assets — (47.8)%	(102,124,664)
		Net Assets—100.0%	$213,560,006

(a)	Illiquid security.
(b)	Non-Income Producing Security.
(c)	Level 3 security. This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note (a) of the accompanying Notes to Portfolio of Investments.

See Notes to Portfolio of Investments.

Aberdeen Income Credits Strategies Fund

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2020

(d)	Security is in default.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	The maturity date presented for these instruments represents the next call/put date.
(g)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(h)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(i)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Sinkable security.
(k)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

EUR—Euro Currency

GBP—British Pound Sterling

USD—U.S. Dollar

At January 31, 2020, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
02/20/2020	Citibank N.A.	GBP	4,870,000	USD	6,349,611	$6,433,557	$83,946
02/20/2020	Royal Bank Of Canada (UK)	GBP	169,000	USD	220,938	223,259	2,321
02/20/2020	UBS AG	GBP	4,444,000	USD	5,794,318	5,870,785	76,467
Euro/United States Dollar
02/20/2020	UBS AG	EUR	204,000	USD	228,049	226,467	(1,582)
						$12,754,068	$161,152

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
02/20/2020	Citibank N.A.	USD	649,474	GBP	500,000	$660,530	$(11,056)
02/20/2020	Royal Bank Of Canada (UK)	USD	985,604	GBP	750,000	990,794	(5,190)
02/20/2020	UBS AG	USD	96,539,627	GBP	73,907,000	97,635,494	(1,095,867)
United States Dollar/Euro
02/20/2020	Citibank N.A.	USD	4,096,820	EUR	3,696,000	4,103,050	(6,230)
02/20/2020	Royal Bank Of Canada (UK)	USD	891,623	EUR	800,000	888,106	3,517
02/20/2020	UBS AG	USD	84,779,572	EUR	76,235,000	84,630,963	148,609
						$188,908,937	$(966,217)

* Certain contracts with different trade dates and like characteristics have been shown net.

See Notes to Portfolio of Investments.

Aberdeen Income Credits Strategies Fund

Notes to Portfolio of Investments (unaudited)

January 31, 2020

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are valued at fair value. Exchange traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12- month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the “Valuation Time”), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Income Credits Strategies Fund